Debt - Maturities of Long-Term Debt (Details) $ in Millions	Mar. 31, 2018 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 439
2020	1,228
2021	753
2022	1,301
2023	514
Thereafter	1,677
Total	$ 5,912